Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	December 31,
	2016	2017
	RMB	RMB
Cash at bank and in hand	22,147	17,763
Time deposits with original maturity within three months	2,470	1,647

	24,617	19,410